Subsequent Events (Details) (Subsequent Event [Member], USD $) In Millions, unless otherwise specified	0 Months Ended
Mar. 13, 2013
ASM International N.V. [Member]
Subsequent Event [Line Items]
Cash proceeds to be distributed	65.00%
ASMPT [Member]
Subsequent Event [Line Items]
Percentage of stake sold	12.00%
Consideration received	$ 422
Percent of certain major shareholders consulted	27.00%
Sale of Subsidiary Percent	51.96%
Purcahse of Associate Percent	40.08%
ASMPT [Member] | Minimum [Member]
Subsequent Event [Line Items]
Percentage of ownership after transaction	40.00%
Percentage of potential stake to be dold	8.00%
ASMPT [Member] | Maximum [Member]
Subsequent Event [Line Items]
Percentage of potential stake to be dold	12.00%